Income taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income taxes
Schedule of income tax expense

	For the years ended March 31,
	2017	2016	2015
Current income tax expense	$(11,260)	$(12,670)	$(10,995)
Deferred tax benefit	3,395	562	1,167

Total income tax expense	$(7,865)	$(12,108)	$(9,828)

Schedule of reconciliation between the income tax expenses reported in the accompanying consolidated financial statements and income before taxes applicable to the Group's income

	Years ended March 31,
	2017	2016	2015
Computed expected tax at different tax rates of subsidiaries	$(10,596)	$(10,533)	$(7,955)
Tax effect of non-deductible expenses and non-taxable income at applicable tax rates	336	(446)	(674)
Accrued tax claims	(70)	(353)	(100)
Excess tax benefit on SOP	1,411	—	—
Exchange difference	484	(102)	(519)
Tax loss carry-forwards	(85)	(674)	(748)
Benefit from a change in tax position	655	—	168

	$(7,865)	$(12,108)	$(9,828)

Schedule of major components of the Group's deferred tax assets and liabilities

	For the years ended March 31,
	2017	2016
Deferred tax assets
Accrued operating (and interest) expenses	$2,377	$1,727
Net operating loss / Tax loss carry forward	4,642	404
Contingent consideration	1,792	1,581
Accrued expense for stock-based compensation	781	—
Other	500	332

Total deferred tax assets	$10,092	$4,044
Valuation allowance	(1,724)	(395)

Total deferred tax assets after valuation allowance	$8,368	$3,649

Deferred tax liabilities
Accounts receivable and revenue accruals	(766)	(353)
Inventory and deferred cost of revenue	(523)	(76)
Property and equipment	(2,116)	(2,081)
Intangible assets	(18,447)	(3,476)

Total deferred tax liabilities	$(21,852)	$(5,986)

Net deferred tax asset, non-current	3,423	3,174
Net deferred tax liability, non-current	(16,907)	(5,511)

Net deferred tax liabilities	$(13,484)	$(2,337)

Schedule of income before income tax expense by geographic locations

	For the years ended March 31,
	2017	2016	2015
Domestic*	$(3,248)	$(9,996)	$(6,659)
Foreign	73,751	92,355	79,636

Total income before tax expense	$70,503	$82,359	$72,977

*

Due to change of tax residence of the Group's holding company, the domestic jurisdiction was (i) the UK during the period of May 12, 2014—March 31, 2017, and (ii) Cyprus during the period of February 21, 2012—May 11, 2014.

Schedule of aggregate changes in the balance of unrecognized tax benefits

	For the year ended March 31, 2017	For the year ended March 31, 2016
Balance, beginning of the year	$353	$—
Increases related to prior year tax positions	55	353

Balance, end of year	$408	$353